Summary of Significant Accounting Policies - Summary Of Property Plant And Equipment (Details)	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	0 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	0 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	0 years